Rule 497

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 (the "Trust")

              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 19, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
              First Trust Consumer Discretionary AlphaDEX(R) Fund
                 First Trust Consumer Staples AlphaDEX(R) Fund
                      First Trust Energy AlphaDEX(R) Fund
                    First Trust Financials AlphaDEX(R) Fund
                    First Trust Health Care AlphaDEX(R) Fund
           First Trust Industrials/Producer Durables AlphaDEX(R) Fund
                     First Trust Materials AlphaDEX(R) Fund
                    First Trust Technology AlphaDEX(R) Fund
                     First Trust Utilities AlphaDEX(R) Fund
                  First Trust Large Cap Core AlphaDEX(R) Fund
                   First Trust Mid Cap Core AlphaDEX(R) Fund
                  First Trust Small Cap Core AlphaDEX(R) Fund
           First Trust Large Cap Value Opportunities AlphaDEX(R) Fund
          First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund
                  First Trust Multi Cap Value AlphaDEX(R) Fund
                 First Trust Multi Cap Growth AlphaDEX(R) Fund

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreement between the Trust, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreement.

             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE



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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 (the "Trust")

 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
              First Trust Consumer Discretionary AlphaDEX(R) Fund
                 First Trust Consumer Staples AlphaDEX(R) Fund
                      First Trust Energy AlphaDEX(R) Fund
                    First Trust Financials AlphaDEX(R) Fund
                    First Trust Health Care AlphaDEX(R) Fund
           First Trust Industrials/Producer Durables AlphaDEX(R) Fund
                     First Trust Materials AlphaDEX(R) Fund
                    First Trust Technology AlphaDEX(R) Fund
                     First Trust Utilities AlphaDEX(R) Fund
                  First Trust Large Cap Core AlphaDEX(R) Fund
                   First Trust Mid Cap Core AlphaDEX(R) Fund
                  First Trust Small Cap Core AlphaDEX(R) Fund
           First Trust Large Cap Value Opportunities AlphaDEX(R) Fund
          First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund
                  First Trust Multi Cap Value AlphaDEX(R) Fund
                 First Trust Multi Cap Growth AlphaDEX(R) Fund

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreement between the Trust, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreement.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE